Deferred Consideration Liability (Details) - Schedule of Carrying Amount for the Reporting Periods - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Carrying Amount for the Reporting Periods [Abstract]
Beginning balance	$ 3,693,612	$ 3,689,755
Remeasurement gain		(156,047)
Accretion of interest	157,999	159,904
Ending balance	$ 3,851,611	$ 3,693,612